Selected Statements of Income Data	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Selected Statements of Income Data

NOTE 16: — SELECTED STATEMENTS OF INCOME DATA

	Year ended March 31,
	2019	2018	2017
Sales, net	$669,893	$661,913	$879,387

Selling, marketing, general and administrative expenses:
Selling and marketing	$39,495	$33,724	$40,813
Advertising	6,527	9,913	10,468
General and administrative *	43,949	44,559	34,375
Settlements and loss contingencies	(3,678)	1,884	-
	$86,293	$90,080	$85,656
* Including provision for doubtful accounts	$144	$(124)	$218

Financial expenses (income):
Interest and exchange differences on long-term liabilities	$256	$304	$131
Income in respect of deposits	(14,107)	(13,367)	(14,455)
Interest from marketable securities	(19,691)	(6,871)	(144)
Foreign currency transaction gains	(25,309)	32,465	(20,168)
	$(58,851)	$12,531	$(34,636)